Leases (Tables)	12 Months Ended
Jun. 30, 2022
Lessee Disclosure [Abstract]
Summary of leases including short-term leases
A summary of our leases including short-term leases follows.

	Lease inception	Weighted average remaining lease term (in years)	Weighted average discount rate	Cash Paid for Rent		Rent Expense
				Years ended
				2022	2021	2022	2021
Operating Leases				(in thousands)
Office space	2021 - 2022	2.4	1.6%	$92	$22	$93	$24
Other operating leases	2021	0.3	0.1%	32	2	32	2

Total operating leases				124	24	125	26
Short term leases	N/A	N/A	N/A	57	55	57	55

Total for all leases				$181	$79	$182	$81

Summary of Future minimum annual lease payments
Future
minimum annual lease pa
yments under our existing lease agreements are as follows.

2022
(in thousands)
Year ending June 30,
2023	$164
2024	143
2025	72

Total	379
Less imputed interest	(4)

Net lease liability	375
Current portion	164

Long-term portion	$211